GOODWILL AND INTANGIBLE ASSETS - Summary of goodwill by entity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Combination Segment Allocation
Balance	$ 10,103,812	$ 18,264,822	$ 6,479,218
Business combinations		3,711,322	11,785,604
Impairment	(11,872,332)	(11,872,332)
Balance	10,103,812	10,103,812	18,264,822
Bailey LLC
Business Combination Segment Allocation
Balance	3,158,123	6,479,218	6,479,218
Impairment		(3,321,095)
Balance	3,158,123	3,158,123	6,479,218
Harper & Jones
Business Combination Segment Allocation
Balance	1,130,311	9,681,548
Business combinations			9,681,548
Impairment		(8,551,237)
Balance	1,130,311	1,130,311	9,681,548
Stateside
Business Combination Segment Allocation
Balance	2,104,056	2,104,056
Business combinations			2,104,056
Balance	2,104,056	2,104,056	$ 2,104,056
Sundry
Business Combination Segment Allocation
Balance	3,711,322
Business combinations		3,711,322
Balance	$ 3,711,322	$ 3,711,322